Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 18,056	$ 7,522
Interest expense		10,323	1,220
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		48	44
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		15,366	6,639
Interest expense		8,335	807
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		687	98
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		16,053	6,737
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		1,955	741
Interest expense		$ 1,988	$ 413

[1]	Includes $16,053 million and $6,737 million, for the three months ended January 31, 2023 and January 31, 2022, respectively, which have been calculated based on the effective interest rate method (EIRM).